American Beacon The London Company Income Equity Fund

Supplement dated December 4, 2024

to the Summary Prospectus, dated January 1, 2024, as previously amended or supplemented

Effective December 31, 2024, Jonathan T. Moody of The London Company of Virginia, LLC will no longer serve as a portfolio manager for the American Beacon The London Company Income Equity Fund (the “Fund”). Accordingly, effective as of December 31, 2024, all references to Mr. Moody in the Fund’s Summary Prospectus are deleted.

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